Property, plant and equipment - Consolidated (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jul. 31, 2024	Jun. 30, 2024
Non-current assets [Abstract]
Property, plant and equipment	$ 1,209,339		$ 441,371
Land
Non-current assets [Abstract]
Property, plant and equipment	5,554		3,601
Land | At Cost
Non-current assets [Abstract]
Property, plant and equipment	5,554		3,601
Buildings
Non-current assets [Abstract]
Property, plant and equipment	366,171		202,305
Buildings | At Cost
Non-current assets [Abstract]
Property, plant and equipment	386,089		215,542
Buildings | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(19,918)		(13,237)
Plant and equipment
Non-current assets [Abstract]
Property, plant and equipment	5,690		3,714
Plant and equipment | At Cost
Non-current assets [Abstract]
Property, plant and equipment	7,203		4,856
Plant and equipment | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(1,513)		(1,142)
Mining hardware
Non-current assets [Abstract]
Property, plant and equipment	591,913	$ 1,724	97,269
Mining hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	643,475		177,766
Mining hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(44,628)		(54,892)
Mining hardware | Accumulated Impairment
Non-current assets [Abstract]
Property, plant and equipment	(6,934)		(25,605)
HPC hardware
Non-current assets [Abstract]
Property, plant and equipment	62,372		31,536
HPC hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	68,190		33,315
HPC hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(5,818)		(1,779)
Development assets
Non-current assets [Abstract]
Property, plant and equipment	177,639		102,946
Development assets | At Cost
Non-current assets [Abstract]
Property, plant and equipment	$ 177,639		$ 102,946